Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based compensation
Share-based compensation

26.  Share-based compensation

For the years ended December 31, 2017, 2018 and 2019, total share-based compensation expenses recognized were RMB1.19 billion, RMB896.4 million and RMB426.4 million, respectively.

Share incentive plan

On December 31, 2006, the Company implemented an Employee Stock Incentive Plan (“2006 Plan”) under which the Company has reserved 1,028,512.5 ordinary shares for employees. The Board of Directors of the Company may invite employees of the Group to subscribe for options over the Company’s ordinary shares.

On February 8, 2010, the Company implemented an Employee Stock Incentive Plan (“2010 Plan”) under which the Company has reserved 3,089,887.5 ordinary shares for employees. The 2010 Plan stipulates that if options are forfeited, the forfeited options can be added back to the option pool to be granted to other employees. The board of the Company may invite employees of the Company to subscribe for options over the Company’s ordinary shares.

On August 7, 2012, the Company implemented an Employee Stock Incentive Plan (“2012 Plan”) under which the Company has reserved 1,908,180.0 ordinary shares to motivate, attract and retain employees, and directors. The 2012 Plan permits the awards of options and RSUs.

On November 17, 2016, the Company implemented an Employee Stock Incentive Plan (“2016 Plan”) under which the Company has reserved 2,500,000.0 ordinary shares to attract and retain the best available personnel and provide additional incentives to employees, officers, directors and advisors of the Company. The 2016 Plan permits the awards of options and RSUs. In March 2018, the Company amended the 2016 Plan and increased the maximum number of ordinary shares to 6,200,000.0 shares.

26.  Share-based compensation (continued)

Share options

The Company granted share options on December 31, 2006, February 8, 2010, December 28, 2010 and August 7, 2012, respectively. Options granted typically expire in ten years from the respective grant dates, except for options granted on December 31, 2006 whose expiration date was extended to December 31, 2026. The options have graded vesting terms, and vest in equal tranches from the grant date over three or four years, on the condition that employees remain in service without any performance requirements.

The activities of share options for the year ended December 31, 2019 is summarized as below:

			Aggregate	Weighted
		Weighted	intrinsic	average
		average	value	remaining
	Number of	exercise prices	US$ in	contractual
	shares	US$/Share	thousands	life
Outstanding as of January 1, 2019	341,830.0	7.05	6,057	2.70 years
Granted during the year	—	—
Exercised during the year	(90,803.0)	3.70
Forfeited during the year	—	—
Outstanding as of December 31, 2019	251,027.0	8.27	1,649	1.54 years
Exercisable as of December 31, 2019	251,027.0	8.27	1,649	1.54 years

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day of the year and the exercise price.

Total intrinsic value of options exercised for the years ended December 31, 2017, 2018 and 2019 was RMB93.2 million, RMB8.8 million and RMB5.8 million, respectively. There were no options vested for the years ended December 31, 2017, 2018 and 2019.

Restricted shares units

Starting from 2013, the Company granted RSUs under share incentive plans. The RSUs granted would vest (i) on the anniversary of the grant date, or in equal tranches from the grant date over three to five years, on the condition that employees remain in service without any performance requirements; or (ii) on specific dates, or in equal tranches from the grant date over four years, if the grantees’ key performance indicators were achieved on each vest date.

Once the vesting conditions underlying the respective RSUs are met, the RSUs are considered duly and validly issued to the holder, and free of restrictions on transfer.

26.  Share-based compensation (continued)

The activities of RSUs for the year ended December 31, 2019 is summarized as below:

		Weighted-average fair
		value per RSU granted
	Number of RSUs	(US$)
Outstanding as of January 1, 2019	4,537,332.0	25.14
Granted during the year	775,800.0	14.04
Vested and sold during the year	(1,205,919.0)	25.34
Forfeited during the year	(95,100.0)	28.04
Outstanding as of December 31, 2019	4,012,113.0	22.86
Vested as of December 31, 2019	664,255.0	21.72

The weighted-average grant-date fair value during the years ended December 31, 2017, 2018 and 2019 was US$22.44, US$26.20 and US$14.04, respectively. The total fair value of the RSUs vested during the years ended December 31, 2017, 2018 and 2019 was RMB209.5 million, RMB95.2 million, RMB169.2 million, respectively.

For the years ended December 31, 2017, 2018 and 2019, share-based compensation recognized associated with the RSUs was RMB268.5 million, RMB219.4 million and RMB194.3 million, respectively. As of December 31, 2019, there was RMB198.3 million of unrecognized share-based compensation expense related to RSUs. The compensation expenses are expected to be recognized over a weighted-average period of 2.97 years.

Subsidiaries-Yixin

In November 2017, Yixin implemented a share recapitalization to effect a 7-for-1 share split for all ordinary shares then issued and outstanding. All information related to Yixin’s ordinary shares and stock options have been retroactively adjusted to give effect to the share split.

On May 26, 2017, Yixin approved the establishment of the Pre-IPO Share Option Scheme which was amended on September 1, 2017, the purpose of which is to provide an incentive for employees and persons contributing to Yixin. The Pre-IPO Share Option Scheme shall be valid and effective for 10 years from the grant date. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2017 Share Incentive Plan shall be 418,464,263 shares.

On May 26, 2017, Yixin approved the establishment of the First Share Award Scheme which was amended on September 1, 2017, the purpose of which is to provide an incentive for employees and persons contributing to Yixin. The First Share Award Scheme shall be valid and effective for 10 years from the grant date. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under First Share Award Scheme shall be 70,830,417 shares.

On September 1, 2017, Yixin approved the establishment of the Second Share Award Scheme with the purpose of which is to provide an incentive for employees and persons contributing to Yixin. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under Second Share Award Scheme shall be 5% of the total number of issued shares without Shareholders’ approval, subject to an annual limit of 3% of the total number of issued shares at the relevant time.

26.  Share-based compensation (continued)

- Share options

The exercise price of the granted options to employees shall be US$0.0014. The options have graded vesting terms determined in the grant letter, on the condition that employees remain in service without any performance requirements. The vesting dates should be determined by the Company and grantees for each option agreement. The granted options have a contractual option term of ten years. The Group has no legal or constructive obligation to repurchase or settle the options in cash.

The activities of Yixin’s share options for the year ended December 31, 2019 is summarized as below:

		Weighted	Aggregate	Weighted
		average	intrinsic	average
		exercise	value	remaining
	Number of	prices	US$ in	contractual
	shares	US$/Share	thousands	life
Outstanding as of January 1, 2019	333,228,714	0.0014	73,982	8.56
Granted during the year	—	0.0014
Exercised during the year	(27,732,848)	0.0014
Forfeited during the year	(1,878,126)	0.0014
Outstanding as of December 31, 2019	303,617,740	0.0014	67,021	7.56
Exercisable as of December 31, 2019	226,553,172	0.0014	50,010	7.55

The aggregate intrinsic value in the table above represents the difference between Yixin’s closing stock price on the last trading day of the year and the exercise price.

Total intrinsic value of options exercised for the years ended December 31, 2018 and 2019 was RMB160.5 million and RMB45.2 million, respectively. The total fair value of options vested during the years ended December 31,  2018 and 2019 was RMB254.6 million and RMB179.2 million, respectively.

For the years ended December 31, 2017, 2018 and 2019, share-based compensation expenses recognized were RMB891.7 million, RMB307.8 million and RMB144.2 million, respectively. As of December 31, 2019, there was RMB87.8 million of unrecognized share-based compensation expense related to share options granted by Yixin. The compensation expenses are expected to be recognized over a weighted-average period of 1.58 years.

The estimate of the fair values of the options were measured based on the binomial option pricing model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used on the date of grant and weighted-average fair value per option granted:

	July 3, 2017			October 1, 2017

Fair value per share	US$	0.53		US$	0.70
Exercise price	US$	0.0014		US$	0.0014
Risk-free interest rate		2.50%			2.46%
Dividend yield		0.00%			0.00%
Weighted-average fair value per option granted	US$	0.53		US$	0.70
Expected volatility		51%			56%
Expected terms		10	years		10	years

26.  Share-based compensation (continued)

- Restricted shares units

Starting from 2018, Yixin granted RSUs to Yixin’s employees under the share award schemes. The RSUs granted would vest on specific dates, or in equal tranches from the grant date over two to four years, on condition that employees remain in service without any performance requirements. Once the vesting conditions underlying the respective RSUs are met, the RSUs are considered duly and validly issued to the holder, and free of restrictions on transfer.

The activities of RSUs for the year ended December 31, 2019 is summarized as below:

		Weighted-average fair
		value per RSU granted
	Number of RSUs	(US$)
Outstanding as of January 1, 2019	99,737,126	0.30
Granted during the year	7,773,895	0.23
Vested and sold during the year	(24,325,020)	0.30
Forfeited during the year	(7,575,214)	0.31
Outstanding as of December 31, 2019	75,610,787	0.29
Vested as of December 31, 2019	26,946,272	0.31

The weighted-average grant-date fair value during the year ended December 31, 2018 and 2019 were US$0.31 and US$0.23. The total fair value of the RSUs vested during the year ended December 31, 2018 and 2019 were RMB6.1 million and RMB51.1 million.

For the years ended December 31, 2018 and 2019, share-based compensation recognized associated with the RSUs granted by Yixin was RMB39.6 million and RMB88.9 million, respectively. As of December 31, 2019, there was RMB59.1 million of unrecognized share-based compensation expense related to RSUs. The compensation expenses are expected to be recognized over a weighted-average period of 2.40 years.

Subsidiaries-Others

Other subsidiary of the Company also has equity incentive plans granting options. For the years ended December 31, 2017, 2018 and 2019, total share-based compensation expenses recognized were RMB23.3 million and RMB329.6 million and nil, respectively. As of December 31, 2019, there were no unrecognized compensation expenses related to options granted by other subsidiary.